Vessels and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	2012	2013
Cost
Vessels	$772,981	$481,086
Other fixed assets	679	1,083
Impairment charge	(303,219)	-
Total cost	470,441	482,169
Accumulated depreciation	(179,234)	(155,495)
Vessels and other fixed assets, net	$291,207	$326,674